TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	331	0	0	0.00%
2	Data Integrity - Current UPB	331	0	0	0.00%
3	Data Integrity - Current Interest Rate	331	0	0	0.00%
4	Data Integrity - Marketable Title Date	21	0	0	0.00%
5	Data Integrity - Loan Status	331	0	0	0.00%
6	Data Integrity - Max Claim Amount	331	0	0	0.00%
7	Data Integrity - Called Due Date	238	1	1	0.42%
8	Data Integrity - UPB at Called Due Date	238	0	0	0.00%
9	Data Integrity - Original Note Rate	331	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	59	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	59	0	0	0.00%
12	Data Integrity - Debenture Rate	331	0	0	0.00%
13	Data Integrity - Foreclosure First Legal Date	117	0	0	0.00%
14	Data Integrity - Closing Date	331	0	0	0.00%
15	Data Integrity - Amortization Type	331	0	0	0.00%
16	Data Integrity - FHA Case Number	331	0	0	0.00%
17	Data Integrity - Original Principal Limit	331	0	0	0.00%
18	FHA Insurance	1454	0	0	0.00%
19	Valuation Integrity	289	6	6	2.08%
20	Property Inspections	279	13	13	4.66%
21	Borrower's Age	304	10	10	3.29%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	201	49	49	24.38%
23	Property Preservation to Allowable Limit	278	18	18	6.47%
24	Tax and Insurance Disbursement Verification*	311	22	22	7.07%
25	Corporate Advance Disbursement Verification*	314	24	24	7.64%
26	Lien Search	122	19	16	13.11%
27	BPO Order	108	0	0	0.00%
*individual disbursement transactions on loans within the sample population